Intangible assets - Breakdown of goodwill by region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Goodwill	£ 5,157	£ 5,016
Impairment losses	28	3
North America
Goodwill
Goodwill	4,528	4,376
North America | US Pest Control CGU
Goodwill
Goodwill	4,420	4,285
International
Goodwill
Goodwill	629	640
Europe
Goodwill
Goodwill	223	243
UK & Sub-Saharan Africa
Goodwill
Goodwill	110	97
Asia & MENAT
Goodwill
Goodwill	183	189
Pacific
Goodwill
Goodwill	£ 113	£ 111